Private Placement (Details Narrative) - USD ($)	1 Months Ended		10 Months Ended
	Apr. 27, 2022	Apr. 22, 2022	Dec. 31, 2021	Sep. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Sale of units per share				$ 10.00
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		313,500	313,500
Sale of units per share		$ 10.00	$ 10.00
Sale of units in initial public offering aggragate amount		$ 3,135,000	$ 3,135,000
Warrant exercisable		$ 11.50	$ 11.50
Private Placement [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	30,000		343,500
Sale of units per share	$ 10.00		$ 10.00
Sale of units in initial public offering aggragate amount	$ 300,000		$ 3,435,000